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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5785

Colonial Investment Grade Municipal Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2007

Date of reporting period:	2/28/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2007 (Unaudited)	Colonial Investment Grade Municipal Trust

	Par ($)	Value ($)*
Municipal Bonds – 142.3%
EDUCATION – 6.6%
Education – 2.9%
FL Broward County Educational Facilities Authority
Nova Southeastern University,
Series 2004 B,
5.500% 04/01/24	155,000	166,357
IL Chicago State University
Series 1998,
Insured: MBIA
5.500% 12/01/23	1,085,000	1,288,166
PA Higher Education Facilities Authority
Philadelphia University,
Series 2004 A,
5.125% 06/01/25	500,000	519,920
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
Meharry Medical College,
Series 1996,
Insured: AMBAC
6.000% 12/01/16	1,575,000	1,825,567
Education Total		3,800,010
Prep School – 1.2%
IL Finance Authority
Chicago Charter School Foundation,
Series 2007,
5.000% 12/01/36	750,000	771,540
KY Louisville & Jefferson County Metropolitan Government
Assumption High School, Inc.,
Series 2006,
5.000% 10/01/35	500,000	518,885
NH Business Finance Authority
Proctor Academy,
Series 1998 A,
5.400% 06/01/17	340,000	348,354
Prep School Total		1,638,779
Student Loan – 2.5%
CT Higher Education Supplemental Loan Authority
Series 2005 A, AMT,
Insured: MBIA
4.250% 11/15/19	1,700,000	1,715,504

	Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Student Loan – (continued)
NE Nebhelp, Inc.
Series 1993 A-6, AMT,
Insured: MBIA
6.450% 06/01/18	1,500,000	1,608,345
Student Loan Total		3,323,849
EDUCATION TOTAL		8,762,638
HEALTH CARE – 31.2%
Continuing Care Retirement – 11.4%
CA La Verne
Brethren Hillcrest Homes,
Series 2003 B,
6.625% 02/15/25	350,000	388,297
CO Health Facilities Authority
Covenant Retirement Communities, Inc.,
Series 2005 B,
5.000% 12/01/16	860,000	899,147
CT Development Authority
Elim Park Baptist, Inc.,
Series 2003,
5.750% 12/01/23	250,000	267,835
FL Lee County Industrial Development Authority
Shell Point Village,
Series 1999 A,
5.500% 11/15/29	175,000	179,652
FL St. John’s County Industrial Development Authority
Ponte Vedra, Inc.,
Series 2007,
5.000% 02/15/27	165,000	170,092
GA Fulton County
Canterbury Court Project,
Series 2004 A,
6.125% 02/15/34	250,000	264,260
Lenbrook Project,
Series 2006 A,
5.000% 07/01/29	270,000	263,933
GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A,
7.400% 01/01/24	250,000	267,040
IL Finance Authority
Lutheran Senior Services,
Series 2006,
5.125% 02/01/26	875,000	924,822
Washington & Jane Smith Community,
Series 2005 A,
6.250% 11/15/35	500,000	528,595

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
IL Health Facilities Authority
Washington & Jane Smith Community,
Series 2003 A,
7.000% 11/15/32	250,000	272,157
IN Health & Educational Facilities Financing Authority
Baptist Homes of Indiana, Inc.,
Series 2005,
5.250% 11/15/35	500,000	527,120
MA Development Finance Agency
Loomis House, Inc.,
Series 1999 A,
5.625% 07/01/15	200,000	205,838
MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A,
5.875% 05/01/21	500,000	521,395
MI Kentwood Economic Development Corp.
Holland Home,
Series 2006 A,
5.375% 11/15/36	500,000	529,040
MO Cole County Industrial Development Authority
St. John’s Lutheran Service,
Series 2004,
5.500% 02/01/35	500,000	530,060
MT Facility Finance Authority
St. John’s Lutheran Ministries, Inc.,
Series 2006 A,
6.125% 05/15/36	200,000	209,926
NC Medical Care Commission
United Methodist Retirement Home, Inc.,
Series 2005 C,
5.250% 10/01/24	250,000	257,905
NJ Economic Development Authority
Lions Gate,
Series 2005 A:
5.750% 01/01/25	310,000	323,488
5.875% 01/01/37	100,000	104,211
Lutheran Social Ministries,
Series 2005,
5.100% 06/01/27	250,000	256,512
Marcus L. Ward Home,
Series 2004,
5.750% 11/01/24	350,000	380,947
PA Bucks County Industrial Development Authority
Ann’s Choice, Inc.,
Series 2005 A,
6.125% 01/01/25	500,000	532,135

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
PA Chartiers Valley Industrial & Commercial Development Authority
Friendship Village/South,
Series 2003 A,
5.250% 08/15/13	500,000	508,685
PA Delaware County Authority
Dunwoody Village,
Series 2003 A,
5.375% 04/01/17	250,000	266,712
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2005:
6.125% 02/01/28	200,000	213,092
6.250% 02/01/35	300,000	319,239
SC Jobs-Economic Development Authority
Wesley Commons,
Series 2006,
5.300% 10/01/36	250,000	255,723
TN Johnson City Health & Educational Facilities Authority
Appalachian Christian Village,
Series 2004 A,
6.250% 02/15/32	250,000	261,580
TN Shelby County Health, Educational & Housing Facilities Board
Germantown Village,
Series 2003 A,
7.250% 12/01/34	150,000	155,333
Trezevant Manor,
Series 2006 A,
5.750% 09/01/37	250,000	257,677
TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center,
Series 2003 A,
7.000% 11/15/33	500,000	544,290
TX Bexar County Health Facilities Development Corp.
Army Retirement Residence Foundation,
Series 2007,
5.000% 07/01/33	760,000	786,646
TX Tarrant County Cultural Education Facilities
Northwest Senior Housing-Edgemere,
Series 2006 A,
6.000% 11/15/36	250,000	267,780
VA Suffolk Industrial Development Authority Retirement Facilities
Lake Prince Center,
Series 2006,
5.300% 09/01/31	250,000	256,068

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
VA Virginia Beach Development Authority
Westminster-Canterbury of Hampton,
Series 2005,
5.250% 11/01/26	300,000	309,990
VA Winchester Industrial Development Authority
Westminster-Canterbury,
Series 2005 A,
5.300% 01/01/35	250,000	256,118
WI Health & Educational Facilities Authority
Eastcastle Place, Inc.,
Series 2004,
6.125% 12/01/34	150,000	153,537
Milwaukee Catholic Home,
Series 2006,
5.000% 07/01/26	1,000,000	1,047,840
Three Pillars Senior Living Communities,
Series 2003,
5.600% 08/15/23	300,000	317,223
Continuing Care Retirement Total		14,981,940
Health Services – 1.5%
CO Health Facilities Authority
National Jewish Medical & Research Center,
Series 1998 B,
5.375% 01/01/29	250,000	253,660
LA Public Facilities Authority
Pennington Medical Foundation,
Series 2006,
5.000% 07/01/21	1,000,000	1,061,240
MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
9.000% 12/15/15	250,000	308,158
MN Minneapolis St. Paul Housing & Redevelopment Authority
HealthPartners,
Series 2006,
5.250% 05/15/23	325,000	347,418
Health Services Total		1,970,476
Hospitals – 14.7%
AL Health Care Authority
Baptist Health,
Series 2006 B,
5.000% 11/15/21	850,000	886,524
AR Washington County
Washington Regional Medical Center,
Series 2005 B,
5.000% 02/01/30	400,000	413,196
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 2004 I,
4.950% 07/01/26	200,000	211,844

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Turlock
Emanuel Medical Center, Inc.,
Series 2004,
5.375% 10/15/34	500,000	527,800
CO Health Facilities Authority
Parkview Medical Center,
Series 2004,
5.000% 09/01/25	250,000	257,980
Vail Valley Medical Center,
Series 2004,
5.000% 01/15/20	250,000	261,750
DE Health Facilities Authority
Beebe Medical Center,
Series 2004 A,
5.000% 06/01/16	500,000	523,495
FL Hillsborough County Industrial Development Authority
Health Science Center,
Series 2006 G,
5.000% 10/01/21	400,000	423,740
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System:
Series 1996 C,
Insured: MBIA
6.250% 10/01/13	720,000	819,281
Series 1999 E,
6.000% 10/01/26	170,000	179,948
FL South Broward Hospital District
Series 2002,
5.625% 05/01/32	1,000,000	1,079,470
IL Southwestern Development Authority
Anderson Hospital:
Series 1999,
5.375% 08/15/15	380,000	392,491
Series 2006,
5.125% 08/15/36	1,000,000	1,036,710
IN Health & Educational Facility Financing Authority
Jackson County Schneck Memorial,
Series 2006 A,
5.250% 02/15/36	350,000	372,102
IN Health Facility Financing Authority
Community Foundation of Northwest Indiana, Inc.,
Series 2004 A,
6.000% 03/01/34	150,000	161,960

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
KS University Hospital Authority
Series 2006:
4.500% 09/01/32	250,000	250,383
5.000% 09/01/36	500,000	521,525
LA Public Facilities Authority
Touro Infirmary,
Series 1999 A,
5.625% 08/15/29	500,000	516,065
MA Health & Educational Facilities Authority
Milford-Whitinsville Regional Hospital,
Series 1998 C,
5.750% 07/15/13	500,000	518,815
South Shore Hospital,
Series 1999 F,
5.750% 07/01/29	1,000,000	1,047,690
MD Health & Higher Educational Facilities Authority
Adventist Health Care,
Series 2003 A:
5.000% 01/01/16	250,000	257,723
5.750% 01/01/25	250,000	268,740
MI Hospital Finance Authority
Oakwood Obligated Group,
Series 2003,
5.500% 11/01/18	400,000	431,420
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.:
Series 2001 A,
5.700% 11/01/15	250,000	257,265
Series 2005,
5.150% 11/15/20	250,000	265,197
MN St. Paul Port Authority
Regions Hospital,
Series 2007 1,
5.000% 08/01/36	675,000	682,891
MO Saline County Industrial Development Authority
John Fitzgibbon Memorial Hospital,
Series 2005,
5.625% 12/01/35	500,000	511,255
MT Facilities Finance Authority
Montana’s Children’s Home and Hospital,
Series 2005 B,
4.750% 01/01/24	250,000	257,240

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
NH Higher Educational & Health Facilities Authority
Catholic Medical Center,
Series 2002 A,
6.125% 07/01/32	60,000	65,696
The Memorial Hospital at North Conway,
Series 2006,
5.250% 06/01/36	300,000	314,085
NV Henderson
Catholic Healthcare West,
Series 1999 A,
6.750% 07/01/20	60,000	65,418
St. Rose Dominican Hospital,
Series 1998 A,
5.375% 07/01/26	195,000	199,701
NY Dormitory Authority
Mount Sinai Hospital:
Series 2000 C,
5.500% 07/01/26	300,000	304,329
Series 2000,
5.500% 07/01/26	200,000	202,886
North-Shore Long Island Jewish Medical Center,
Series 2003,
5.500% 05/01/33	100,000	107,733
OH Lakewood Hospital Improvement District
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/14	385,000	411,534
RI Health & Educational Building Corp.
Lifespan Obligated Group,
Series 2002,
6.375% 08/15/21	65,000	71,704
SC Jobs Economic Development Authority
Bon Secours-St. Francis Medical Center,
Series 2002,
5.500% 11/15/23	500,000	533,990
SC Lexington County Health Services
Lexington Medical Center,
Series 2003,
5.500% 11/01/23	500,000	534,165
SD Health & Educational Facilities Authority
Sioux Valley Hospital & Health System,
Series 2004 A,
5.250% 11/01/34	250,000	265,537
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2006 C,
5.250% 09/01/26	1,000,000	1,065,460

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
VA Augusta County Industrial Development Authority
Augusta Health Care, Inc.,
Series 2003,
5.250% 09/01/19	1,000,000	1,098,280
VT Educational & Health Buildings Financing Agency
Fletcher Allen Health Care,
Series 2007 A,
4.750% 12/01/36	200,000	202,324
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	175,000	195,648
Fort Healthcare, Inc.,
Series 2004,
5.375% 05/01/18	385,000	411,519
Hospitals Total		19,384,509
Intermediate Care Facilities – 0.5%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	450,000	464,971
MA Development Finance Agency
Evergreen Center, Inc.,
Series 2005,
5.000% 01/01/24	250,000	251,273
Intermediate Care Facilities Total		716,244
Nursing Homes – 3.1%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	470,000	470,729
CO Health Facilities Authority
Evangelical Lutheran Good Samaritan Foundation,
Series 2005,
5.000% 06/01/35	125,000	130,066
Pioneer Health Care,
Series 1989,
10.500% 05/01/19	1,400,000	1,400,028
DE Economic Development Authority
Churchman Village Project,
Series 1991 A,
10.000% 03/01/21	840,000	840,613
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	740,000	773,204

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
PA Delaware County Industrial Development Authority
Care Institute-Main Line LLC,
Series 2005,
9.000% 08/01/31	540,000	437,049
Nursing Homes Total		4,051,689
HEALTH CARE TOTAL		41,104,858
HOUSING – 13.5%
Assisted Living/Senior – 1.2%
NC Medical Care Commission
DePaul Community Facilities, Inc.,
Series 1998,
6.125% 01/01/28	500,000	497,125
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II,
Series 2004,
6.700% 05/01/39	500,000	544,625
OR Clackamas County Hospital Facility Authority
Robison Jewish Home,
Series 2005,
5.250% 10/01/27	500,000	507,360
Assisted Living/Senior Total		1,549,110
Multi-Family – 7.7%
DC Housing Finance Agency
Henson Ridge,
Series 2004 E, AMT,
Insured: FHA
5.100% 06/01/37	500,000	521,060
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	500,000	531,690
FL Capital Trust Agency
Atlantic Housing Foundation, Inc.,
Series 2005 C,
5.875% 01/01/28	375,000	383,224
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	245,000	259,097
MA Housing Finance Agency
Series 2004 A, AMT,
Insured: FSA
5.250% 07/01/25	2,000,000	2,071,800
Series 2005 E, AMT,
5.000% 12/01/28	250,000	259,752
ME Housing Authority
Series 2005 A-2, AMT,
4.950% 11/15/27	500,000	510,300

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
MN Minneapolis Student Housing
Riverton Community Housing, Inc.,
Series 2006 A,
5.700% 08/01/40	250,000	252,973
MN White Bear Lake
Birch Lake Townhomes:
Series 1989 A, AMT,
10.250% 07/15/19	775,000	735,087
Series 1989 B, AMT,
(a) 07/15/19	665,000	199,600
NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT,
5.650% 02/01/38	400,000	401,340
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	655,000	709,928
NJ Middlesex County Improvement Authority
Student Housing Urban Renewal,
Series 2004 A,
5.000% 08/15/18	300,000	317,403
NM Mortgage Finance Authority
Series 2005 E, AMT,
Insured: FHA
4.800% 09/01/40	500,000	500,310
NY New York City Housing Development Corp.
Series 2005 F-1,
4.650% 11/01/25	500,000	514,725
OH Montgomery County
Heartland of Centerville LLC,
Series 2005, AMT,
Insured: FHLMC
4.950% 11/01/35	250,000	256,853
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16(b)	227,741	226,083
WA Seattle Housing Authority
High Rise Rehabilitation Phase I LP,
Series 2005, AMT,
Insured: FSA
5.000% 11/01/25	500,000	514,500
WA Tacoma Housing Authority
Redwood,
Series 2005, AMT,
Guarantor: GNMA
5.050% 11/20/37	1,040,000	1,074,923
Multi-Family Total		10,240,648

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 4.6%
CO Housing & Finance Authority
Series 2000 B-2, AMT,
7.250% 10/01/31	65,000	65,471
IL Chicago
Series 2000 A, AMT,
Guarantor: FNMA
7.150% 09/01/31	25,000	25,667
MA Housing Finance Agency
Series 2005, AMT,
4.850% 12/01/35	750,000	756,997
Series 2005 B,
5.000% 06/01/30	455,000	472,062
MN Minneapolis St. Paul Housing Finance Board
Series 2006, AMT,
Guarantor: GNMA
5.000% 12/01/38	498,880	514,809
MT Board of Housing
Series 2005 A, AMT,
5.000% 06/01/36	955,000	980,059
ND Housing Finance Agency
Series 2006 A, AMT,
4.850% 07/01/21	500,000	515,270
OK Housing Finance Agency
Series 2006 C, AMT,
Guarantor: GNMA
4.900% 09/01/21	705,000	728,272
PA Pittsburgh Urban Redevelopment Authority
Series 2006 C,
Guarantor: GNMA
4.800% 04/01/28	500,000	508,785
TN Housing Development Agency
Series 2007-1, AMT,
4.650% 07/01/27(c)	1,000,000	1,008,600
WI Housing & Economic Development Authority
Series 2005 C, AMT,
4.875% 03/01/36	485,000	492,770
Single-Family Total		6,068,762
HOUSING TOTAL		17,858,520
INDUSTRIALS – 5.0%
Food Products – 1.0%
MI Strategic Fund
Imperial Holly Corp.,
Series 1998 C, AMT,
6.550% 11/01/25	250,000	256,983

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Food Products – (continued)
NE Washington County WasteWater Facilities Authority
Cargill, Inc.,
Series 2002, AMT,
5.900% 11/01/27	1,000,000	1,098,620
Food Products Total		1,355,603
Forest Products & Paper – 1.1%
AL Camden Industrial Development Board
Weyerhaeuser Co.,
Series 2003 B, AMT,
6.375% 12/01/24	275,000	302,888
AR Camden Environmental Improvement Authority
International Paper Co.,
Series 2004 A, AMT,
5.000% 11/01/18	500,000	512,780
FL Escambia County Environmental Improvement Revenue
International Paper Co.,
Series 2003 A, AMT,
5.750% 11/01/27	250,000	265,755
MS Lowndes County
Weyerhaeuser Co.,
Series 1992 B,
6.700% 04/01/22	325,000	395,271
Forest Products & Paper Total		1,476,694
Manufacturing – 1.8%
MO Development Finance Board
Procter & Gamble Co.,
Series 1999, AMT,
5.200% 03/15/29	250,000	282,992
MS Business Finance Corp.
Northrop Grumman Ship Systems, Inc.,
Series 2006,
4.550% 12/01/28	2,000,000	2,018,100
Manufacturing Total		2,301,092
Oil & Gas – 0.7%
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,
6.050% 09/15/34	175,000	192,117
NV Clark County Industrial Development Authority
Southwest Gas Corp.,
Series 2003 E, AMT,
5.800% 03/01/38	250,000	266,538

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	250,000	282,837
VI Virgin Islands Public Finance Authority
Hovensa LLC,
Series 2003, AMT,
6.125% 07/01/22	200,000	222,298
Oil & Gas Total		963,790
Other Industrial Development Bonds – 0.4%
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37	500,000	523,440
Other Industrial Development Bonds Total		523,440
INDUSTRIALS TOTAL		6,620,619
OTHER – 16.7%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	250,000	269,493
Other Total		269,493
Pool/Bond Bank – 0.4%
OH Summit County Port Authority
Seville Project,
Series 2005 A,
5.100% 05/15/25	490,000	502,519
Pool/Bond Bank Total		502,519
Refunded/Escrowed(d) – 13.9%
CA Golden State Tobacco Securitization Corp.
Series 2003 B,
Pre-refunded 06/01/13,
5.500% 06/01/43	500,000	549,545
CO Highlands Ranch Metropolitan District No. 2
Series 1996,
Escrowed to Maturity,
Insured: CGIC
6.500% 06/15/11	725,000	806,135
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
Pre-refunded 06/01/12,
8.000% 06/01/32	500,000	599,480

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System:
Series 1996 C,
Escrowed to Maturity,
Insured: MBIA
6.250% 10/01/13	1,740,000	1,999,556
Series 1999 E,
Pre-refunded 10/01/09,
6.000% 10/01/26	5,000	5,323
Series 2002,
Pre-refunded 12/01/12,
5.750% 12/01/32	150,000	164,747
IL Development Finance Authority
Adventist Health System,
Series 1999,
Pre-refunded 11/15/09,
5.500% 11/15/20	900,000	950,274
IL Health Facilities Authority
Lutheran Senior Ministries,
Series 2001 A,
Pre-refunded 08/15/11,
7.375% 08/15/31	250,000	289,452
Swedish American Hospital,
Series 2000,
Pre-refunded 05/15/10,
6.875% 11/15/30	500,000	546,770
KS University Hospital Authority
Jayhawk Primary Care,
Series 2002,
Pre-refunded 09/01/12,
5.625% 09/01/32	500,000	547,305
MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
6.125% 12/01/32	315,000	355,944
MD Health & Higher Educational Facilities Authority
University of Maryland Medical System,
Series 2000,
Pre-refunded 07/01/10,
6.750% 07/01/30	250,000	276,372
MI Garden City School District
Series 2001,
Insured: QSBLF,
Pre-refunded 05/01/11,
5.500% 05/01/16	325,000	347,942
MN University of Minnesota
Series 1996 A,
Escrowed to Maturity:
5.500% 07/01/21	2,000,000	2,327,200
5.750% 07/01/14	500,000	566,030

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
MO Health & Educational Facilities Authority
Central Institute for the Deaf,
Series 1999,
Pre-refunded 01/01/10,
Insured: RAD
5.850% 01/01/22	600,000	634,626
NC Lincoln County
Lincoln County Hospital,
Series 1991,
Escrowed to Maturity,
9.000% 05/01/07	25,000	25,200
NC Municipal Power Agency
Catawba No. 1,
Series 1986,
Escrowed to Maturity,
5.000% 01/01/20	1,670,000	1,852,965
NH Health & Educational Facilities Authority
Catholic Medical Center,
Series 2002 A,
Pre-refunded 7/01/12,
6.125% 07/01/32	440,000	491,929
NV Henderson
Catholic Healthcare West,
Series 1999 A,
Pre-refunded 07/01/10,
6.750% 07/01/20	440,000	485,540
St. Rose Dominican Hospital,
Series 1998 A,
Pre-refunded 07/01/08,
5.375% 07/01/26	55,000	56,497
NY Convention Center Operating Corp.
Yale Building Project,
Series 2003,
Escrowed to Maturity,
(a) 06/01/08	700,000	668,920
RI Health & Educational Building Corp.
Hospital Financing Lifespan,
Series 2002,
Pre-refunded 08/15/12,
6.375% 08/15/21	435,000	491,850
TN Shelby County Health, Educational & Housing Facilities Board
Open Arms Development Centers:
Series 1992 A,
Pre-refunded 08/01/07,
9.750% 08/01/19	375,000	401,677
Series 1992 C,
Pre-refunded 08/01/07,
9.750% 08/01/19	380,000	407,033
TX Tech University
Series 1999,
Insured: AMBAC,
Pre-refunded 02/15/09,
5.000% 02/15/29	2,500,000	2,563,850
Refunded/Escrowed Total		18,412,162

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
Tobacco – 2.2%
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
6.250% 06/01/33	750,000	839,782
CA Tobacco Securitization Authority
San Diego County Tobacco,
Series 2006,
(a) 06/01/46	6,000,000	556,080
NY TSASC, Inc.
Series 2006 1,
5.125% 06/01/42	750,000	773,647
SC Tobacco Settlement Management Authority
San Diego County Tobacco,
Series 2001 B,
6.375% 05/15/28	400,000	432,692
WI Badger Tobacco Asset Securitization Corp.
Series 2002,
6.375% 06/01/32	250,000	271,883
Tobacco Total		2,874,084
OTHER TOTAL		22,058,258
OTHER REVENUE – 2.2%
Hotels – 0.6%
MA Boston Industrial Development Financing Authority
Crosstown Center Hotel LLC,
Series 2002, AMT,
6.500% 09/01/35	280,000	291,931
NJ Middlesex County Improvement Authority
Heldrich Associates LLC,
Series 2005 B,
6.250% 01/01/37	500,000	519,380
Hotels Total		811,311
Recreation – 1.6%
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15(b)	100,000	106,200
8.750% 10/01/19(b)	360,000	382,320
DC District of Columbia
Smithsonian Institute,
Series 1997,
5.000% 02/01/28	1,000,000	1,016,650
NY Liberty Development Corp.
National Sports Museum,
Series 2006 A,
6.125% 02/15/19(b)	250,000	262,800

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26(b)	350,000	358,659
Recreation Total		2,126,629
OTHER REVENUE TOTAL		2,937,940
RESOURCE RECOVERY – 3.4%
Disposal – 1.6%
FL Lee County Solid Waste Systems
Series 2006 A, AMT,
Insured: AMBAC
5.000% 10/01/17	1,500,000	1,612,275
OH Solid Waste
Republic Services, Inc.,
Series 2004, AMT,
4.250% 04/01/33	500,000	491,570
Disposal Total		2,103,845
Resource Recovery – 1.8%
MA Industrial Finance Agency
Ogden Haverhill Associates,
Series 1998 A, AMT,
5.450% 12/01/12	1,250,000	1,297,850
PA Delaware County Industrial Development Authority
American REF-Fuel Co.,
Series 1997 A,
6.100% 07/01/13	1,000,000	1,034,700
Resource Recovery Total		2,332,550
RESOURCE RECOVERY TOTAL		4,436,395
TAX-BACKED – 41.9%
Local Appropriated – 4.5%
AZ Game & Fish Department & Commission
Series 2006,
5.000% 07/01/26	900,000	951,543
CA Compton
Civic Center & Capital Improvements,
Series 1997 A,
5.500% 09/01/15	500,000	513,640
CA Los Angeles County
Series 1999 A,
Insured: AMBAC
(a) 08/01/21	2,135,000	1,154,138
MN Andover Economic Development Authority
Series 2004,
5.000% 02/01/19	600,000	634,104

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
MN Hibbing Economic Development Authority
Series 1997,
6.400% 02/01/12	335,000	336,688
MO St. Louis Industrial Development Authority
St. Louis Convention Center,
Series 2000,
Insured: AMBAC
(a) 07/15/18	300,000	188,817
SC Berkeley County School District
Series 2003,
5.000% 12/01/28	500,000	520,605
SC Dorchester County School District No. 2
Series 2004,
5.250% 12/01/29	250,000	266,700
SC Lancaster Educational Assistance Program
Lancaster County School District,
Series 2004,
5.000% 12/01/26	550,000	573,661
SC Laurens County School District No. 55
Series 2005,
5.250% 12/01/30	350,000	373,765
SC Newberry County School District
Series 2005,
5.000% 12/01/30	350,000	365,362
Local Appropriated Total		5,879,023
Local General Obligations – 10.3%
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(a) 08/01/19	1,350,000	809,392
CA Pomona Unified School District
Series 2000 A,
Insured: MBIA
6.450% 08/01/22	1,000,000	1,279,420
CA West Contra Costa Unified School District
Series 2001 B,
Insured: MBIA
6.000% 08/01/24	250,000	310,508
CO Highlands Ranch Metropolitan District No. 2
Series 1996,
Insured: CGIC
6.500% 06/15/11	650,000	722,195

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Chicago
Series 1996 A-2,
Insured: AMBAC
6.250% 01/01/14	1,480,000	1,700,402
Series 1999,
Insured: FGIC
5.500% 01/01/23	1,000,000	1,179,880
IL Hoffman Estates Park District
Series 2004,
5.000% 12/01/16	500,000	530,980
IL St. Clair County
Series 1997 B,
Insured: FGIC
(a) 12/01/13	2,000,000	1,531,340
Series 1999,
Insured: FGIC
(a) 10/01/16	2,000,000	1,357,900
IL Will County School District No. 17
Series 2001,
Insured: AMBAC
8.500% 12/01/15	1,400,000	1,885,184
MI St. John’s Public School
Series 1998,
Insured: FGIC
5.100% 05/01/25	1,000,000	1,141,060
NY New York City
Series 2003 J,
5.500% 06/01/18	500,000	544,885
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	500,000	535,120
Local General Obligations Total		13,528,266
Special Non-Property Tax – 7.1%
FL Tampa Sports Authority
Series 1995,
Insured: MBIA
5.750% 10/01/25	1,000,000	1,219,020
IL Bolingbrook
Sales Tax Revenue,
Series 2005,
(e) 01/01/24 (6.250% 01/01/08)	250,000	248,615
KS Wyandotte County
Series 2005 B,
5.000% 12/01/20	100,000	104,389
NJ Economic Development Authority
Cigarette Tax,
Series 2004,
5.750% 06/15/29	500,000	542,450

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NM Dona Ana County
Series 1998,
Insured: AMBAC
5.500% 06/01/15	1,000,000	1,124,900
NY Local Government Assistance Corp.
Series 1993 E,
5.000% 04/01/21	3,000,000	3,313,110
NY New York City Transitional Finance Authority
Series 1998 A,
5.000% 11/15/26	1,960,000	2,058,098
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2006 B,
5.000% 07/01/26	750,000	797,715
Special Non-Property Tax Total		9,408,297
Special Property Tax – 5.6%
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	300,000	323,091
CA Lincoln Community Facilities District No. 2003-1
Series 2004,
5.550% 09/01/18	455,000	475,807
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	500,000	530,930
FL Celebration Community Development District
Series 2003 A,
6.400% 05/01/34	240,000	256,003
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	325,000	357,337
FL Seven Oaks Community Development District II
Series 2004 A,
5.875% 05/01/35	495,000	511,924
Series 2004 B,
5.000% 05/01/09	165,000	165,289
FL West Villages Improvement District
Series 2006,
5.500% 05/01/37	500,000	506,755
FL Westridge Community Development District
Series 2005,
5.800% 05/01/37	500,000	514,580

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
GA Atlanta
Series 2005 A, AMT,
5.625% 01/01/16	400,000	414,388
IL Chicago
Pilsen Redevelopment,
Series 2004 B,
6.750% 06/01/22	610,000	663,308
IL Du Page County Special Service Area No. 31
Series 2006,
5.400% 03/01/16	250,000	259,355
IL Lincolnshire Special Services Area No. 1
Sedgebrook Project,
Series 2004,
6.250% 03/01/34	225,000	239,351
IL Plano Special Service Area No. 4
Series 2005 5-B,
6.000% 03/01/35	750,000	759,367
IL Volo Village Special Service Area No. 3
Series 2006-1,
6.000% 03/01/36	250,000	257,290
IN Portage
Series 2006,
5.000% 01/15/27	105,000	108,166
MO Fenton
Tax Increment Revenue,
Series 2006,
4.500% 04/01/21	500,000	504,395
MO Riverside
Tax Increment Revenue,
Series 2004,
5.250% 05/01/20	500,000	519,140
Special Property Tax Total		7,366,476
State Appropriated – 10.8%
IN Office Building Commission
Series 1995 B,
Insured: AMBAC
6.250% 07/01/16	2,820,000	3,290,545
KY Property & Buildings Commission
Series 2001,
5.500% 11/01/14	455,000	489,029
NY Dormitory Authority
Series 1993 A,
5.750% 07/01/18	5,000,000	5,680,750
Series 2000 C,
Insured: FSA
5.750% 05/15/17	1,000,000	1,166,780

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
NY Urban Development Corp.
Series 1995,
5.600% 04/01/15	1,000,000	1,100,930
UT Building Ownership Authority
Series 1998,
Insured: FSA
5.500% 05/15/19	1,750,000	2,016,228
WV Building Commission
Series 1998 A,
Insured: AMBAC
5.375% 07/01/18	500,000	563,140
State Appropriated Total		14,307,402
State General Obligations – 3.6%
CA State
Series 1995,
5.750% 03/01/19	70,000	70,631
MA State
Series 1998 C,
5.250% 08/01/17	1,000,000	1,122,730
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 1995,
Insured: MBIA:
6.250% 07/01/12	1,000,000	1,125,090
6.250% 07/01/13	750,000	859,463
Series 2004 A,
5.000% 07/01/30	415,000	433,339
PR Commonwealth of Puerto Rico
Series 2001,
Insured: FSA
5.500% 07/01/17	1,000,000	1,151,140
State General Obligations Total		4,762,393
TAX-BACKED TOTAL		55,251,857
TRANSPORTATION – 8.6%
Air Transportation – 2.3%
IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	250,000	265,413
NC Charlotte/Douglas International Airport
US Airways, Inc.,
Series 2000, AMT,
7.750% 02/01/28	500,000	543,460
NJ Economic Development Authority
Continental Airlines, Inc.,
Series 1999, AMT,
6.250% 09/15/19	500,000	520,280

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
NY New York City Industrial Development Agency
Terminal One Group Association LP,
Series 2005, AMT,
5.500% 01/01/21	250,000	274,170
NY Port Authority of New York & New Jersey
JFK International Air Terminal LLC,
Series 1997, AMT,
Insured: MBIA
6.250% 12/01/08	1,000,000	1,041,570
TX Houston Industrial Development Corp.
United Parcel Service,
Series 2002, AMT,
6.000% 03/01/23	365,000	387,535
Air Transportation Total		3,032,428
Airports – 1.6%
MA Port Authority
Series 1999 C,
5.750% 07/01/29(f)	2,000,000	2,131,460
Airports Total		2,131,460
Toll Facilities – 2.3%
CA Foothill/Eastern Transportation Corridor Agency
Series 1995 A,
5.000% 01/01/35(g)	1,000,000	1,010,750
CA San Joaquin Hills Transportation Corridor Agency
Series 1997 A,
Insured: MBIA
(a) 01/15/15	2,000,000	1,468,340
CO Northwest Parkway Public Highway Authority
Series 2001 D,
7.125% 06/15/41	500,000	540,025
Toll Facilities Total		3,019,115
Transportation – 2.4%
IL Regional Transportation Authority
Series 1994 C,
Insured: FGIC
7.750% 06/01/20	1,000,000	1,380,360
NV Department of Business & Industry
Las Vegas Monorail Co.,
Series 2000:
7.375% 01/01/30	250,000	264,542
7.375% 01/01/40	250,000	264,153

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
OH Toledo-Lucas County Port Authority
Series 1992,
6.450% 12/15/21	1,000,000	1,218,690
Transportation Total		3,127,745
TRANSPORTATION TOTAL		11,310,748
UTILITIES – 13.2%
Independent Power Producers – 1.5%
NY Suffolk County Industrial Development Agency
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT,
5.500% 01/01/23	550,000	550,891
OR Western Generation Agency
Wauna Cogeneration Project,
Series 2006 B, AMT,
5.000% 01/01/16	500,000	514,780
PA Carbon County Industrial Development Authority
Panther Creek Partners,
Series 2000, AMT,
6.650% 05/01/10	110,000	114,676
PA Economic Development Financing Authority
Colver Project,
Series 2005, AMT,
5.125% 12/01/15	425,000	432,213
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
AES Project,
Series 2000, AMT,
6.625% 06/01/26	320,000	346,963
Independent Power Producers Total		1,959,523
Investor Owned – 10.9%
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	625,000	692,075
FL Polk County Industrial Development Authority
Tampa Electric Co.,
Series 1996, AMT,
5.850% 12/01/30	500,000	510,730
IN Petersburg
Indianapolis Power & Light Co.,
Series 1993 B,
Insured: MBIA
5.400% 08/01/17	2,500,000	2,797,700
MI Strategic Fund
Detroit Edison Co.,
Series 1998 A, AMT,
Insured: MBIA
5.550% 09/01/29	3,000,000	3,162,390

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
MS Business Finance Corp.
Systems Energy Resources, Inc. Project,
Series 1998,
5.875% 04/01/22	1,000,000	1,003,500
MT Forsyth
Northwestern Corp.,
Series 2006,
Insured: AMBAC
4.650% 08/01/23	500,000	522,740
Portland General,
Series 1998 A,
5.200% 05/01/33	150,000	153,708
NH Business Finance Authority
Public Service Co.,
Series 2006 B, AMT,
Insured: MBIA
4.750% 05/01/21	250,000	257,780
NV Clark County Industrial Development Authority
Nevada Power Co.:
Series 1995 B, AMT,
5.900% 10/01/30	250,000	250,158
Series 1997 A, AMT,
5.900% 11/01/32	250,000	250,213
OH Air Quality Development Authority
Cleveland Electric Illuminating Co.,
Series 2002 A,
6.000% 12/01/13	650,000	665,229
PA Economic Development Financing Authority
Reliant Energy, Inc.,
Series 2001 A, AMT,
6.750% 12/01/36	200,000	220,902
TX Brazos River Authority
TXU Energy Co., LLC:
Series 1999, AMT,
7.700% 04/01/33	250,000	287,047
Series 2001 C, AMT,
5.750% 05/01/36	100,000	103,126
Series 2003 C, AMT,
6.750% 10/01/38	270,000	298,350
TX Matagorda County Navigation District No. 1
Centerpoint Energy, Inc.,
Series 1997, AMT,
Insured: AMBAC
5.125% 11/01/28	2,000,000	2,240,080

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
WY Campbell County
Black Hills Power, Inc.,
Series 2004,
5.350% 10/01/24	500,000	528,640
WY Converse County
PacifiCorp,
Series 1988,
3.900% 01/01/14	500,000	485,880
Investor Owned Total		14,430,248
Joint Power Authority – 0.7%
NC Eastern Municipal Power Agency
Series 2003 F,
5.500% 01/01/16	285,000	306,905
NC Municipal Power Agency
Catawba Electric No. 1,
Series 1998 A,
Insured: MBIA
5.500% 01/01/15	640,000	714,989
Joint Power Authority Total		1,021,894
Water & Sewer – 0.1%
MS V Lakes Utility District
Series 1994,
8.250% 07/15/24(i)	135,000	81,031
UTILITIES TOTAL		17,492,696
Total Municipal Bonds (cost of $177,479,859)		187,864,529
	Shares
Municipal Preferred Stocks – 2.0%
HOUSING – 2.0%
Multi-Family – 2.0%
Charter Mac Equity Issuer Trust
AMT,
6.300% 04/30/19(b)	500,000	565,850
Series 2000, AMT,
7.600% 11/30/10(b)	500,000	551,250
GMAC Municipal Mortgage Trust
AMT,
5.600% 10/31/39(b)	500,000	540,780
Munimae TE Bond Subsidiary LLC
Series 2005 C-3, AMT,
5.500% 11/29/49(b)	1,000,000	1,055,740
Multi-Family Total		2,713,620
HOUSING TOTAL		2,713,620
Total Municipal Preferred Stocks (cost of $2,500,000)		2,713,620

	Shares	Value ($)
Investment Company – 0.0%
Dreyfus Tax-Exempt Cash Management Fund	1,695	1,695
Total Investment Companies (cost of $1,695)		1,695
	Par ($)
Short-Term Obligations – 1.4%
VARIABLE RATE DEMAND NOTES (j) – 1.4%
MO Health & Educational Facilities Authority
SSM Health Care Corp.,
Series 2005 C-1,
Insured: FSA,
SPA: UBS AG
3.650% 06/01/19	800,000	800,000
MS Jackson County Pollution Control
Chevron Corp.,
Series 1993,
3.650% 06/01/23	100,000	100,000
NY New York City
Series 1993 A-7,
LOC: Morgan Guaranty Trust
3.610% 08/01/20	700,000	700,000
WY Uinta County
Chevron Corp.,
Series 1993,
3.650% 08/15/20	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL		1,800,000
Total Short-Term Obligations (cost of $1,800,000)		1,800,000
Total Investments – 145.7% (cost of $181,781,554)(j)(k)		192,379,844
Auction Preferred Shares Plus Cumulative Unpaid Distributions- (45.4)%		(60,008,956)
Other Assets & Liabilities, Net – (0.3)%		(364,944)
Net Assets – 100.0%		132,005,944

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund may engage in swap transactions such as interest rate (and forward) swaps, consistent with its investment objective and policies to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which did not include any illiquid securities except the following, amounted to $4,049,682 which represents 3.1% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
Resolution Trust Corp. Pass Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$227,741	$232,276	$226,083

(c)	Security purchased on a delayed delivery basis.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(f)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. This security serves as collateral serve in the transaction.

(g)	The security or a portion of the security is pledged as collateral for open futures contracts. At February 28, 2007, the total market value of securities pledged amounted to $1,010,750.
(h)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2007, the value of this security represents 0.1% of net assets.
(i)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2007.

(j)	Cost for federal income tax purposes is $180,442,034.
(k)	Unrealized appreciation and depreciation at February 28, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$15,835,770	$(3,897,960)	$11,937,810

At February 28, 2007, the Trust held the following open short futures contracts:

					Unrealized
	Number of		Aggregate	Expiration	Appreciation/
Type	Contracts	Value	Face Value	Date	(Depreciation)
U.S Treasury Bonds	35	$3,955,000	$3,978,128	Mar-07	$23,128
10-Year U.S Treasury Notes	35	3,800,781	3,780,160	Jun-07	(20,621)
					$2,507

At February 28, 2007, the Trust held the following forward swap contract:

Notional	Effective	Expiration	Counter-	Receive		Fixed	Variable	Unrealized
Amount	Date	Date	party	(Pay)		Rate	Rate	Depreciation
$9,000,000	02/01/07	05/08/07	JPMorgan Chase Bank	(Pay	)	3.903	BMA Index	$(145,972)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
QSBLF	Qualified State Bond Loan Fund
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Investment Grade Municipal Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007